Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2020
Numerator
Net income	$ 128,936	$ 128,466	$ 158,497	$ 133,602	$ 123,525	$ 146,150	$ 119,067	$ 299,632	$ 549,501	[1]	$ 688,374	[1]	$ 497,840	[1]
Net income and dividends attributable to participating restricted stock									(7,880)		(7,052)		(3,663)
Numerator for basic earnings per common share									541,621		681,322		494,177
Undistributed income allocated to participating restricted stock									5,159		5,199		2,417
Undistributed income reallocated to participating restricted stock									(5,124)		(5,167)		(2,406)
Numerator for diluted earnings per common share									$ 541,656		$ 681,354		$ 494,188
Denominator
Weighted average number of shares outstanding — basic									122,812		128,495		133,590
Weighted average number of participating restricted stock									(1,761)		(1,316)		(983)
Weighted average number of common shares — basic									121,051		127,179		132,607
Effect of dilutive stock options and restricted stock units granted									838		789		642
Weighted average number of common shares — diluted									121,889		127,968		133,249
Basic earnings per common share	$ 1.06	$ 1.05	$ 1.29	$ 1.07	$ 0.98	$ 1.15	$ 0.92	$ 2.29	$ 4.47		$ 5.36		$ 3.73
Diluted earnings per common share	$ 1.05	$ 1.04	$ 1.28	$ 1.07	$ 0.97	$ 1.14	$ 0.91	$ 2.28	$ 4.44		$ 5.32		$ 3.71

[1]	In fiscal years 2022, 2021 and 2020, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.